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                    METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED JULY 15, 2013
           TO THE PROSPECTUSES DATED APRIL 29, 2013 (AS SUPPLEMENTED)

This supplement describes changes to the optional GMIB Max II, III, and IV and EDB Max II, III, and IV riders that will be effective for the following variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"): Series VA (offered on and after October 7, 2011); Series VA - 4 (offered on and after October 7, 2011); Series L - 4 Year (offered between October 7, 2011 and April 28, 2013); Series C (offered on and after October 7,
2011); and Series S (offered on and after October 7, 2011) and Series S - L Share Option (offered on and after October 7, 2011).

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. Certain optional riders described in this prospectus supplement may not have been offered for your contract or may not have been available at the time your contract was issued.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

I. GMIB MAX II, III, AND IV - RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS

(The following does not apply to contracts issued in Oregon. For information on Oregon, see the second paragraph in this section.) If you elected the GMIB Max II, III, or IV optional rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in good order, before the close of the New York Stock Exchange on August 9, 2013. Please see "Purchase - Investment Allocation Restrictions for Certain Riders - Restrictions on Subsequent Purchase Payments - GMIB Max and EDB Max - Potential Restrictions on Subsequent Purchase Payments" in the prospectus. (As described in the prospectus under "Current Restrictions on Subsequent Purchase Payments," certain contracts issued with the GMIB Max II rider are already subject to restrictions on subsequent Purchase Payments. Those contracts are not affected by the change described in this prospectus supplement.)

For contracts issued in Oregon only, if you elected the GMIB Max II, III, or IV
-----------------------------------
optional rider, we will not accept subsequent Purchase Payments from you after the later of: (1) the close of the New York Stock Exchange on August 9, 2013; or
(2) 90 days after the contract was issued. However, we will accept a subsequent Purchase Payment received after the later of (1) or (2) above if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under
Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in good order, before the later of (1) or (2) above. Please see "Purchase - Investment Allocation Restrictions for Certain Riders - Restrictions on Subsequent Purchase Payments - GMIB Max and EDB Max - Potential Restrictions on Subsequent Purchase Payments - Oregon Only" in the prospectus. (As described in the prospectus under "Current Restrictions on Subsequent Purchase Payments -

                                                               SUPP-USNEWMAX0713

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Oregon Only," certain contracts issued in Oregon with the GMIB Max II rider are already subject to restrictions on subsequent Purchase Payments. Those contracts are not affected by the change described in this prospectus supplement.)

For contract issued in all states, we will permit you to make a subsequent
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Purchase Payment when either of the following conditions applies to your contract: (a) your Account Value is below the minimum described in the "Purchase
- Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.

II. EDB MAX II, III, AND IV - RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS

(The following does not apply to contracts issued in Oregon. For information on Oregon, see the second paragraph in this section.) If you elected the EDB Max II, III, or IV optional rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in good order, before the close of the New York Stock Exchange on August 9, 2013. Please see "Purchase - Investment Allocation Restrictions for Certain Riders - Restrictions on Subsequent Purchase Payments - GMIB Max and EDB Max - Potential Restrictions on Subsequent Purchase Payments" in the prospectus. (As described in the prospectus under "Current Restrictions on Subsequent Purchase Payments," certain contracts issued with the EDB Max II rider are already subject to restrictions on subsequent Purchase Payments. Those contracts are not affected by the change described in this prospectus supplement.)

For contracts issued in Oregon only, if you elected the EDB Max III or IV
-----------------------------------
optional rider, we will not accept subsequent Purchase Payments from you after the later of: (1) the close of the New York Stock Exchange on August 9, 2013; or
(2) 90 days after the contract was issued. However, we will accept a subsequent Purchase Payment received after the later of (1) or (2) above if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under
Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in good order, before the later of (1) or (2) above. Please see "Purchase - Investment Allocation Restrictions for Certain Riders - Restrictions on Subsequent Purchase Payments - GMIB Max and EDB Max - Potential Restrictions on Subsequent Purchase Payments - Oregon Only" in the prospectus.

For contract issued in all states, we will permit you to make a subsequent
---------------------------------
Purchase Payment when either of the following conditions applies to your contract: (a) your Account Value is below the minimum described in the "Purchase
- Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company             Telephone: (800) 343-8496
5 Park Plaza, Suite 1900, Irvine, CA 92614

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